Financial Risk Management - Additional Information (Detail) ₩ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩) Rate	Dec. 31, 2022 KRW (₩)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2023 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gain loss on hedge ineffectiveness recognised in other comprehensive income		₩ (3,268)	₩ 3,268
Fair value hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets effective fo fair value hedging	₩ 36,052
Derivative instrument held for hedging, Contracted selling amount | $				$ 1,200
Fair value hedges [member] | Bottom of range [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative instrument held for hedging, Contracted exchange rate | Rate	128911.00%
Fair value hedges [member] | Top of range [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative instrument held for hedging, Contracted exchange rate | Rate	131008.00%
Interest rate swap contract [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	₩ 98,000
Currency interest rate swap contract [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	₩ 1,843,842			$ 1,430